UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F
                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    March 31, 2003
                                              ----------------------

Check here if Amendment [  ];       Amendment Number
                                                     ------------------

This Amendment (Check only one):          [  ]     is a restatement,
                                          [  ]     adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     CJ Capital Management, LLC
          ----------------------------------------------------------------------
Address:  231 S. Bemiston, Suite 750
          ----------------------------------------------------------------------
          St. Louis, Missouri 63105
          ----------------------------------------------------------------------


Form 13F File Number:       28-10055
                            --------

         The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

         Person Signing this Report on Behalf of Reporting Manager:

         Name:    C. Dennis Kemper
                  --------------------------------------------------------------

         Title:   President
                  --------------------------------------------------------------

         Phone:   (314) 863-0755
                  --------------------------------------------------------------

         Signature, Place, and Date of Signing:

         /s/ C. Dennis Kemper           St. Louis, Missouri     5/14/03
         ----------------------------   -------------------    -----------------
         [Signature] [City, State] [Date]

         Report Type (Check only one):

         [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

         [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

         [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

         Number of Other Included Managers:                      -0-

         Form 13F Information Table Entry Total:                 80

         Form 13F Information Table Value Total:              $69,925
                                                              =======

List of Other Included Managers:

         Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         None.


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

                           FORM 13F INFORMATION TABLE

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Column 1           Column 2     Column 3        Column 4           Column 5        Column 6    Column 7          Column 8
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Names of           Title of                      Value       Shrs or  Sh/   Pct/  Investment    Other       Sole   Shared   None
Issuer              Class         CUSIP         [X$1000]     Prn Amt  Prn   Call  Discretion   Managers
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
3 M Company        Common       604059105       1,469        11,298     Sh            Sole                 11,298
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Altria Group Inc.  Common       718154107         264         8,800     Sh            Sole                  8,800
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American
Express Co         Common       025816109       1,551        46,689     Sh            Sole                 46,689
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American Intl.
Group Inc          Common       026874107         608        12,293     Sh            Sole                 12,293
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Amgen Inc          Common       031162100         687        11,930     Sh            Sole                 11,930
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Analog Devices
Inc                Common       032654105         435        15,800     Sh            Sole                 15,800
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Anheuser Busch
Cos Inc            Common       035229103      13,456       288,700     Sh            Sole                288,700
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Applied Matls
Inc                Common       038222105         356        28,300     Sh            Sole                 28,300
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Automatic Data
Processing Inc     Common       053015103         412        13,380     Sh            Sole                 13,380
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Axeda Systems
Inc                Common       054959101         118       298,686     Sh            Sole                298,686
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Bank of America
Corporation        Common       060505104         889        13,306     Sh            Sole                 13,306
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Berkshire
Hathaway Inc Del   CLB          084670207       1,374           643     Sh            Sole                    643
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Boeing Co          Common       097023105         291        11,597     Sh            Sole                 11,597
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BP PLC Adr F       Sponsored
                   ADR          055622104         589        15,255     Sh            Sole                 15,255
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Brinker
International Inc. Common       109641100         488        16,000     Sh            Sole                 16,000
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Bristol Myers
Squibb Co          Common       110122108         225        10,656     Sh            Sole                 10,656
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Chevrontexaco
Corp               Common       166764100         339         5,247     Sh            Sole                  5,247
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Cisco Sys Inc      Common       17275R102       1,857       143,050     Sh            Sole                143,050
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Citigroup Inc      Common       172967101         354        10,287     Sh            Sole                 10,287
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Coca Cola Co       Common       191216100         312         7,700     Sh            Sole                  7,700
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Colgate
Palmolive Co       Common       194162103         299         5,500     Sh            Sole                  5,500
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ConocoPhillips     Common       20825C104         242         4,523     Sh            Sole                  4,523
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Danaher Corp
Del                Common       235851102         605         9,195     Sh            Sole                  9,195
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Disney Walt Co     Common       254687106       1,098        64,500     Sh            Sole                 64,500
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Emerson Elec Co    Common       291011104       1,158        25,542     Sh            Sole                 25,542
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Enterprise
Products           Common       293792107         209        10,000     Sh            Sole                 10,000
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Exxon Mobil
Corp               Common       30231G102       3,083        88,220     Sh            Sole                 88,220
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Federal Natl
Mtg Assn           Common       313586109         425         6,500     Sh            Sole                  6,500
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FedEx Corp         Common       31428X106         474         8,600     Sh            Sole                  8,600
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FHLMC Vtg Com      Common       313400301       1,434        27,000     Sh            Sole                 27,000
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Gannett Co         Common       364730101         578         8,200     Sh            Sole                  8,200
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Gap, Inc.          Common       364760108         147        10,150     Sh            Sole                 10,150
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General Elec Co    Common       369604103       1,977        77,548     Sh            Sole                 77,548
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General Mills      Common       370334104         202         4,426     Sh            Sole                 4,426
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Gillette Co        Common       375766102         630        20,360     Sh            Sole                 20,360
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Glaxosmithkline
PLC                Common       37733W105         250         7,100     Sh            Sole                  7,100
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Guidant Corp       Common       401698105         340         9,400     Sh            Sole                  9,400
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Hewlett Packard
Co                 Common       428236103         171        11,000     Sh            Sole                 11,000
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Home Depot Inc     Common       437076102       1,348        55,350     Sh            Sole                 55,350
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Honeywell Intl
Inc                Common       438516106         239        11,200     Sh            Sole                 11,200
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Hugoton RTY        Unit Ben
TR TEX             Int          444717102         363        26,000     Sh            Sole                 26,000
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Intel Corp         Common       458140100       1,131        69,470     Sh            Sole                 69,470
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International
Business Machs     Common       459200101         785        10,010     Sh            Sole                 10,010
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iShares Russ
2000 Val           Common       464287630         884         8,335     Sh            Sole                  8,335
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iShares S&P
Midcp 400          Common       464287507         587         7,100     Sh            Sole                  7,100
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iShares DJ US
Utilities          Common       464287697         345         7,550     Sh            Sole                  7,550
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Johnson &
Johnson            Common       478160104       2,786        48,150     Sh            Sole                 48,150
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Liberty Media
Corp               Common       530718105          97        10,000     Sh            Sole                 10,000
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Lilly Eli & Co     Common       532457108         563         9,850     Sh            Sole                  9,850
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Louisiana Pacific
CP                 Common       546347105         119        15,000     Sh            Sole                 15,000
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Marsh & McLennan
Cos Inc            Common       571748102         256         6,000     Sh            Sole                  6,000
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May Dept. Stores   Common       577778103         244        12,282     Sh            Sole                 12,282
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McDonald's Corp    Common       580135101         626        43,290     Sh            Sole                 43,290
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McGraw-Hill
Cos Inc            Common       580645109         684        12,300     Sh            Sole                 12,300
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Medtronic Inc      Common       585055106         702        15,550     Sh            Sole                 15,550
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Merck & Co Inc     Common       589331107       2,272        41,469     Sh            Sole                 41,469
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Metro-Golwyn
Mayer              Common       591610100         158        15,000     Sh            Sole                 15,000
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Microsoft Corp     Common       594918104       1,121        46,304     Sh            Sole                 46,304
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Mirant Corp        Common       604675108          25        15,800     Sh            Sole                 15,800
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Motorola Inc       Common       620076109         290        35,060     Sh            Sole                 35,060
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Oracle Corp        Common       68389X105         301        27,750     Sh            Sole                 27,750
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Pepsico Inc        Common       713448108         637        15,915     Sh            Sole                 15,915
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Pfizer Inc         Common       717081103       3,107        99,703     Sh            Sole                 99,703
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Pharmacia Corp.    Common       71713U102         409         9,448     Sh            Sole                  9,448
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Procter &
Gamble Co          Common       742718109       1,586        17,807     Sh            Sole                 17,807
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RPM
International      Common       749685103         105        10,000     Sh            Sole                 10,000
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S&P Midcp 400
Ser 1              Common       595635103       1,202        16,100     Sh            Sole                 16,100
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SBC
Communications     Common       78387G103         238        11,871     Sh            Sole                 11,871
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Schering Plough
Corp               Common       806605101         624        35,000     Sh            Sole                 35,000
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Sprint Corp        Com Fon      852061100         418        35,600     Sh            Sole                 35,600
                   Group
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Sprint Corp        PCS Com
(Pcs Gp)           Ser 1        852061506          78        17,800     Sh            Sole                 17,800
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Target Corp        Common       87612E106         753        25,750     Sh            Sole                 25,750
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Thermo Electron
Corp               Common       883556102         262        14,500     Sh            Sole                 14,500
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Tyco Intl Ltd      Common       902124106         538        41,863     Sh            Sole                 41,863
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Verizon Commun.    Common       92343V104         252         7,132     Sh            Sole                  7,132
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VerticalNet
Inc Res            Common       92532L206          16        22,006     Sh            Sole                 22,006
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Wal-Mart
Stores Inc         Common       931142103       3,002        57,692     Sh            Sole                 57,692
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Walgreen Co        Common       931422109         744        25,232     Sh            Sole                 25,232
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Whole Foods
Mkt Inc            Common       966837106         350         6,285     Sh            Sole                  6.285
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Wyeth              Common       983024100         282         7,462     Sh            Sole                  7,462
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